Liabilities for puttable financial instrument	12 Months Ended
Dec. 31, 2025
Liabilities For Puttable Financial Instrument [Abstract]
Liabilities for puttable financial instrument	Liabilities for puttable financial instrument
On December 30, 2022, the Group acquired 74.39% of the issued share capital of ACT Genomics. In connection with the ACT Acquisition, a puttable financial instrument had been granted under the shareholders’ agreements to the remaining shareholders of ACT (the “NCI of ACT”), which the Group has an obligation to buy the remaining shares from the NCI of ACT at specified price if the NCI of ACT exercises the option before the contract’s expiry date.
The puttable financial instrument was presented as a current financial liability in the consolidated financial statements due to a potential event could trigger within twelve months from the end of the reporting period as of December 31, 2024. Following the disposal of a subsidiary on October 1, 2025, the shareholders’ agreements were amended and the relevant provisions governing the put option were terminated. Accordingly, upon completion of the disposal, the Group no longer has any contractual obligation to purchase the remaining shares from the NCI of ACT, and the puttable financial instrument ceased to exist.
The movement of the liabilities for puttable financial instrument during years ended December 31, 2025 and 2024 are analyzed as follows:

	2025	2024
Balance at January 1	$14,309	$14,623
Change in fair value recognized in equity	211	(314)
Eliminated on disposal of a subsidiary	(14,520)	—
Balance at December 31	$—	$14,309